October 6, 2017	William M. Beaudoin T +1 617 854 2337 William.Beaudoin@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	AMG Funds
File Nos. 333-84639; 811-09521

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), AMG Funds (the “Trust”) hereby certifies that the following forms of prospectus and statement of additional information that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act would not have differed from those contained in the Trust’s Post-Effective Amendment No. 190 to its Registration Statement on Form N-1A, which was filed by electronic transmission on September 28, 2017 pursuant to Rule 485(b) under the 1933 Act and is the most recent amendment to the Trust’s Registration Statement on Form N-1A:

(i)	Prospectus for AMG Managers Essex Small/Micro Cap Growth Fund, dated October 1, 2017; and

(ii)	Statement of Additional Information for AMG Managers Essex Small/Micro Cap Growth Fund, dated October 1, 2017.

If you have any questions concerning this filing, please call me at (617) 854-2337.

Sincerely,

/s/ William M. Beaudoin

William M. Beaudoin